     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2005
                           REGISTRATION NOS.: 33-54047
                                    811-7185

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                /X/
                           PRE-EFFECTIVE AMENDMENT NO.                  / /
                         POST-EFFECTIVE AMENDMENT NO. 18                /X/
                                     AND/OR
               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                          /X/
                                AMENDMENT NO. 19                        /X/

                                   ----------

                                 MORGAN STANLEY
                       SELECT DIMENSIONS INVESTMENT SERIES
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 869-6397
                              AMY R. DOBERMAN, ESQ.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   ----------

                                    COPY TO:

       CARL FRISCHLING, ESQ.                         STUART M. STRAUSS, ESQ.
 KRAMER LEVIN NAFTALIS & FRANKEL LLP                  CLIFFORD CHANCE US LLP
1177 AVENUE OF THE AMERICAS 22ND FLOOR                  31 WEST 52ND STREET
     NEW YORK, NEW YORK 10036                        NEW YORK, NEW YORK 10019

                                   ----------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after this Post-Effective Amendment becomes effective IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

          / / Immediately upon filing pursuant to paragraph (b) /X/ On April 29 pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1) / / On (date) pursuant to paragraph (a)(1)
          / / 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

          AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

          If appropriate, check the following box:

          /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

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Parts A, B and C to the Morgan Stanley Select Dimensions Investment Series
(the "Trust") Post-Effective Amendment No. 17 to the Registration Statement under the Securities Act of 1933, as amended, (the "Securities Act") and Amendment No. 18 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended, (the "Investment Company Act") filed with the Securities and Exchange Commission on February 16, 2005 (the "Post-Effective Amendment") are herein incorporated by reference. The Trust is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally requested an effective date of 60 days after filing pursuant to Rule 485(a)(1) under the Securities Act. It is proposed that the Post-Effective Amendment become effective on April 29, 2005, pursuant to Rule 485(b)(1)(iii) under the Securities Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of April, 2004.

                                     MORGAN STANLEY SELECT DIMENSIONS INVESTMENT
                                     SERIES

                                     By:     /s/ AMY R. DOBERMAN
                                      ------------------------------
                                              Amy R. Doberman
                                              VICE PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 has been signed below by the following persons in the capacities and on the dates indicated.

            SIGNATURES                                  TITLE                      DATE
            ----------                                  -----                      ----
(1) Principal Executive Officer              Executive Vice President and       04/15/05
                                             Principal Executive Officer

By:       /s/ RONALD E. ROBISON
  -----------------------------------
          Ronald E. Robison

(2) Principal Financial Officer              Chief Financial Officer            04/15/05

By:       /s/ FRANCIS J. SMITH
  -----------------------------------
          Francis J. Smith

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    James F. Higgins


By:       /s/ BARRY FINK
  -----------------------------------                                           04/15/05
          Barry Fink
          Attorney-in-Fact

    Michael Bozic
    Edwin J. Garn
    Wayne E. Hedien
    Manuel H. Johnson
    Joseph J. Kearns
    Michael E. Nugent
    Fergus Reid


By:         /s/ CARL FRISCHLING
  -----------------------------------
          Carl Frischling                                                       04/15/05
          Attorney-in-Fact